Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

September 24, 2020

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Sally Samuel

Re:	General New York AMT-Free Municipal Money Market Fund

(Registration Nos: 33-09451; 811-04870)

To Whom It May Concern:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 59 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add a new class of shares to the Registrant—Premier Shares.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including a Certificate of Amendment, Rule 18f-3 plan and the consent of the Registrant's independent registered public accounting firm, and to make certain other revisions.

Please note that, concurrently herewith, General Municipal Money Market Funds, Inc. (File Nos. 2-77767 and 811-03481) filed a post-effective amendment to its registration statement on Form N-1A pursuant to Rule 485(a)(1) under the Securities Act that include the same Prospectuses and Statement of Additional Information as are included in the Amendment.

Please telephone the undersigned at 212.969.3381, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:           David Stephens

Jeff Prusnofsky

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